PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

December 31, 2023:

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2023	$788	$321	$937	$2,046
Additions	60	19	1	80
Deductions	(23)	—	—	(23)
Balance at December 31, 2023	825	340	938	2,103

Accumulated depreciation:
Balance at January 1, 2023	498	174	607	1,279
Additions	124	28	104	256
Deductions	(15)	—	—	(15)
Balance at December 31, 2023	607	202	711	1,520
Depreciated cost at December 31, 2023	$218	$138	$227	$583

December 31, 2022:

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2022	$656	$288	$953	$1,897
Initially consolidated subsidiary	1	7	4	12
Additions	173	64	14	251
Deductions	(42)	(38)	(34)	(114)
Balance at December 31, 2022	788	321	937	2,046
Accumulated depreciation:
Balance at January 1, 2022	426	195	574	1,195
Additions	109	17	67	193
Deductions	(37)	(38)	(34)	(109)
Balance at December 31, 2022	498	174	607	1,279
Depreciated cost at December 31, 2022	$290	$147	$330	$767